Lease - Summary of Lease Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease cost	¥ 39,476	¥ 46,102
Short term lease cost	1,724	385
Total lease cost	¥ 41,200	¥ 46,487